NOTE 11 - STOCK OPTIONS	28 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
NOTE 11 - STOCK OPTIONS

NOTE 11 – STOCK OPTIONS

In fiscal 2010, the Company issued 172,500 options to purchase common stock to various employees for services rendered. These options were granted with an exercise price ranging from $0.65 to $0.90 per share, have a contract term of ten years and are vested for a period of five years or immediately. The options have a fair value of $565,770 which was calculated using the Black-Scholes option pricing model.

In fiscal 2012, the Company issued 32,500 options to purchase common stock to various employees and consultants for services rendered. These options were granted with an exercise price of $.90 per share, have a contract term of ten years and are vested for a period of five years. The options have a fair value of $289,572 which was calculated using the Black-Scholes option pricing model.

Stock option activity is presented in the table below:

	Number of Shares	Weighted average Exercise Price	Weight average Contractual Term (years)	Aggregate Intrinsic Value

Outstanding at December 31, 2010	172,500	0.83	9.75	—

Granted	—	—	—	—

Outstanding at December 31, 2011	172,500	0.83	8.75	—

Granted	32,500	0.9	10.00	—

Outstanding at December 31, 2012	205,000	0.85	7.95	—

The Company recognized stock compensation expense as follows for all periods presented:

Three months ended March 31, 2013	$39,897
Three months ended March 31, 2012	$39,898
Year ended December 31, 2012	$159,593
Year ended December 31, 2011	$101,678

The fair value of the options granted during the various periods was estimated at the date of grant using the Black-Scholes option-pricing model and the following assumptions:

Year Options were granted	2012	2010
Market value of stock on grant date	8.91	3.28
Risk-free interest rate	1.39%	1.54 to 3.14%
Dividend Yield	0%	0%
Volatility Factor	300%	300%
Weighted average expected life	7.5 years	5 to 7.5 years
Expected forfeiture rate	0%	0%